Property, plant and equipment - Summary of Exploration Drilling Costs Capitalised for Periods Greater Than One Year (Details) $ in Millions	Dec. 31, 2024 USD ($) well project
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	42
Projects, value	$ 1,414
Wells, number | well	71
Wells, value	$ 1,414
Between 1 and 5 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	15
Projects, value	$ 388
Wells, number | well	28
Wells, value	$ 388
Between 6 and 10 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	14
Projects, value	$ 778
Wells, number | well	22
Wells, value	$ 720
Between 11 and 15 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	10
Projects, value	$ 214
Wells, number | well	17
Wells, value	$ 260
Between 16 and 20 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	3
Projects, value	$ 34
Wells, number | well	4
Wells, value	$ 46